UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                      --------
                                     FORM N-CSR
                                      --------

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANIES

                      INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                      --------


                                101 Federal Street
                                 Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                    Chicago Asset Management Value Portfolio
                                  P.O. Box 219009
                            Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-39-CAMCO

                      DATE OF FISCAL YEAR END: APRIL 30, 2003

                      DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND




    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
    (FORMERLY, CHICAGO ASSET MANAGEMENT
    VALUE/CONTRARIAN PORTFOLIO)

    ANNUAL REPORT                                          APRIL 30, 2003

    ----------------------------------------------------------------------------






















                                        INVESTMENT ADVISER:
                                         CHICAGO ASSET MANAGEMENT COMPANY

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     5

Statement of Operations ..................................................     8

Statement of Changes in Net Assets .......................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    11

Report of Independent Accountants ........................................    17

Trustees and Officers ....................................................    18

Notice to Shareholders ...................................................    26
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Value Portfolio. This Portfolio is the investment vehicle for clients interested in equity exposure of the specific Value style offered by Chicago Asset Management Company. In this letter we will review the Portfolio returns and the investment environment for the fiscal year, which just ended. We wish to thank you for your continued commitment to our firm's long-term investment style, and to let you know that we share your philosophical optimism for the attractiveness of equities as an appropriate vehicle for committed long-term investors.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The fiscal year ended April 30, 2003, was the third consecutive year in which the general equity market showed a decline and resulted in negative investment returns. It is interesting that the decline was in a greater magnitude when we wrote you mid-year (fiscal year) with our report at the end of last October. Since that time, the equity market has actually shown some appreciation, although not nearly enough to overcome the negative position for the full fiscal year.

To place this unusual event of three years of decline in perspective, we should view it as the negative portion of a large market cycle. In the late 1990's equity markets appreciated at a clearly unsustainable rate. While no person would realistically try to forecast the level, which would eventually be obtained, or the time that it would occur, many were concerned with the apparent overly optimistic valuation. We believed then, as we do now, that attempting to time such a market cycle is futile. The benefits of long-term equity investing go to those who remain committed throughout the cycles.

Our approach to investing, through all market cycles, is to strive to have the holdings, which will offer the greatest potential for relative performance throughout the changing market conditions. To this end, we constantly search for issues that represent solid businesses whose common stock has underperformed in the market in the recent past. We view the reasons for underperformance as identifiable, and predict that they are temporary. If those predictions prove true, then the resulting recovery in the valuation of the Portfolio's shares should offer superior investment returns.

The investment performance results for the full fiscal year produced a rate of return for your Value Portfolio of -14.9%. This modestly underperformed the return for the Standard & Poor's 500 Index of -13.3%. It is curious to note that following the meaningful outperformance of the Index in the prior fiscal year, this fiscal year fell a little short of the Index. Although there is probably no way to know for certain, we believe the evidence supports this past fiscal year as representing the final crescendo to a bruising equity market decline. We view that after three years of declining equity

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
markets, many investors grow excessively impatient. They forget the lessons of many decades for equity investors to ride through the negative markets. The resulting loss of investor confidence can precipitate selling of securities which otherwise would have been viewed as sound investments. This negative psychology and negative market pressure can sometimes cause some of the finest securities to underperform the broad market since they are the ones offering the liquidity and full enough valuation for investors to withdraw the proceeds from the market.

Although market cycles are a reality of the investment environment, it is unfortunate that some investors have to succumb to the negative influence of the short term and forego the larger rewards anticipated for the long term. It is understandable since three years is a long time to maintain an optimistic outlook. Sometimes long term seems as if it is just too long to wait.

We have developed disciplined patience in portfolio management. We continued this year, as we have in the past, to add to holdings in the Portfolio that have declined more than the market but hold a more positive, longer term potential. Funds to make such purchases are derived from sales of holdings which have meaningfully outperformed the market and become, in our opinion, more fully valued and, therefore, less attractive on a relative valuation basis. We believe this approach is fundamentally sound and should be at the basis of equity investing. We plan to continue this disciplined approach into the future.

In summary, we wish to thank you, the Shareholders of this Portfolio, for your continued insight to the truly long-term advantages for the thoughtful, disciplined investor. We offer our encouragement and share your optimism with the current valuation of equities as appearing to be more attractive than we have witnessed in many years. The potential for a more comfortable cycle seems to be enhanced. Our commitment to maintaining full investment to a portfolio of securities in which we find reason to believe in the favorable probability for superior long-term return remains intact.

CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
                         DEFINITION OF COMPARATIVE INDEX
                         -------------------------------

S&P 500 INDEX is an unmanaged index comprised of stocks representing major
U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
Growth of a $10,000 Investment

---------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURN**
           OR PERIOD ENDED APRIL 30, 2003
---------------------------------------------------
One Year   Annualized 5 Year   Annualized Inception
 Return         Return               to Date
(14.93)%        (2.45)%                6.74%
---------------------------------------------------

[Graphic Omitted]
Plot points follow:

12/16/94*         $10,000          $10,000
1995              $11,180          $11,462
1996              $14,311          $14,923
1997              $14,843          $18,671
1998              $19,550          $26,334
1999              $23,788          $32,088
2000              $21,352          $35,338
2001              $20,914          $30,755
2002              $20,299          $26,871
2003              $17,269          $23,294

 * Beginning of operations. Index comparisons begin on 12/31/94.
** If the adviser and/or portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 99.9%
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                         ----------  ----------
AUTOMOTIVE -- 5.1%
   Ford Motor ........................................    120,600   $ 1,242,180
   General Motors ....................................     32,425     1,168,921
                                                                    -----------
                                                                      2,411,101
                                                                    -----------
BANKS -- 14.3%
   Bank of America ...................................     25,383     1,879,611
   Bank One ..........................................     44,082     1,589,156
   Wachovia ..........................................     42,600     1,627,746
   Wells Fargo .......................................     33,900     1,636,014
                                                                    -----------
                                                                      6,732,527
                                                                    -----------
COMPUTERS & SERVICES -- 10.4%
   Cisco Systems* ....................................     94,600     1,422,784
   Computer Sciences* ................................     33,900     1,117,005
   Hewlett-Packard ...................................     79,800     1,300,740
   Solectron* ........................................    186,100       593,659
   Sun Microsystems* .................................    140,100       462,330
                                                                    -----------
                                                                      4,896,518
                                                                    -----------
ENTERTAINMENT -- 3.8%
   Walt Disney .......................................     95,150     1,775,499
                                                                    -----------
FINANCIAL SERVICES -- 6.3%
   Bear Stearns ......................................     21,700     1,450,428
   Franklin Resources ................................     42,800     1,492,864
                                                                    -----------
                                                                      2,943,292
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 5.6%
   Coca-Cola .........................................     33,000     1,333,200
   HJ Heinz ..........................................     44,275     1,322,937
                                                                    -----------
                                                                      2,656,137
                                                                    -----------
HOME PRODUCTS -- 2.7%
   Gillette ..........................................     41,200     1,254,540
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                         ----------  ----------
INDUSTRIAL -- 10.4%
   Dover .............................................     51,750   $ 1,487,295
   Emerson Electric ..................................     30,200     1,531,140
   Ingersoll-Rand, Cl A ..............................     42,100     1,855,768
                                                                    -----------
                                                                      4,874,203
                                                                    -----------
INSURANCE -- 3.6%
   Allstate ..........................................     45,100     1,704,329
                                                                    -----------
MEASURING DEVICES -- 2.3%
   Agilent Technologies* .............................     68,300     1,094,166
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 5.5%
   Baxter International ..............................     67,800     1,559,400
   Johnson & Johnson .................................     18,600     1,048,296
                                                                    -----------
                                                                      2,607,696
                                                                    -----------
PETROLEUM REFINING -- 3.3%
   Exxon Mobil .......................................     43,700     1,538,240
                                                                    -----------
PHARMACEUTICALS -- 10.4%
   Abbott Laboratories ...............................     33,650     1,367,200
   Bristol-Myers Squibb ..............................     73,200     1,869,528
   Pfizer ............................................     53,700     1,651,275
                                                                    -----------
                                                                      4,888,003
                                                                    -----------
RETAIL -- 12.2%
   Costco Wholesale* .................................     34,700     1,201,661
   Gap ...............................................    100,200     1,666,326
   May Department Stores .............................     54,300     1,173,966
   McDonald's ........................................    100,375     1,716,413
                                                                    -----------
                                                                      5,758,366
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   Nortel Networks* ..................................    191,100       493,038
                                                                    -----------
TOYS & GAMES -- 3.0%
   Mattel ............................................     65,600     1,426,144
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $56,743,436) .............................               47,053,799
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.3%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT         VALUE
                                                      ----------     -----------

   Morgan Stanley, 1.050%, dated 04/30/03,
      due 05/01/03, to be repurchased at $143,643
      (collateralized by $135,939 of a U.S. Treasury
      Inflation Index Note, 3.000%, 07/15/12,
      valued at $146,516) (Cost $143,639) ............  $143,639    $   143,639
                                                                    -----------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $56,887,075) .............................               47,197,438
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Investment Advisory Fees Payable ..................                  (24,029)
   Administration Fees Payable .......................                  (10,306)
   Other Assets and Liabilities, Net .................                  (65,191)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ................                  (99,526)
                                                                    -----------
-------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
   Paid in Capital ...................................               64,215,585
   Undistributed net investment income ...............                      140
   Accumulated net realized loss on investments ......               (7,428,176)
   Net unrealized depreciation on investments ........               (9,689,637)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $47,097,912
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (Unlimited authorization, no par value) ........                4,537,139
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ................................                   $10.38
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        FOR THE YEAR ENDED
                                                        APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................    $   894,389
Interest .......................................................         10,539
                                                                    -----------
   TOTAL INCOME ................................................        904,928
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................        288,382
Administrative Fees ............................................        121,860
Shareholder Servicing Fees .....................................        116,229
Transfer Agent Fees ............................................         44,749
Legal Fees .....................................................         25,515
Printing Fees ..................................................         22,948
Filing and Registration Fees ...................................         22,284
Audit Fees .....................................................         15,715
Custodian Fees .................................................          5,394
Trustees' Fees .................................................          5,253
Call Center Fees ...............................................         1,488
Other Expenses .................................................          4,166
                                                                    -----------
   TOTAL EXPENSES ..............................................        673,983
Less:
Waiver of Investment Advisory Fees .............................        (98,150)
                                                                    -----------
   NET EXPENSES BEFORE EXPENSE OFFSET ..........................        575,833
Expense Offset -- Note 2 .......................................            (23)
                                                                    -----------
   NET EXPENSES AFTER EXPENSE OFFSET ...........................        575,810
                                                                    -----------
NET INVESTMENT INCOME ..........................................        329,118
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ...............................       (491,316)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ...........     (7,059,606)
                                                                    -----------
NET LOSS ON INVESTMENTS ........................................     (7,550,922)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $(7,221,804)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED      YEAR ENDED
                                                     APRIL 30,       APRIL 30,
                                                       2003            2002
                                                    ----------      ------------
OPERATIONS:
   Net Investment Income ......................   $    329,118      $   105,478
   Net Realized Loss on Investments ...........       (491,316)        (718,062)
   Net Change in Unrealized Depreciation on
     Investments ..............................     (7,059,606)      (1,265,486)
                                                  ------------      -----------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ................     (7,221,804)      (1,878,070)
                                                  ------------      -----------
DISTRIBUTIONS:
   Net Investment Income ......................       (328,978)        (105,478)
   Return of Capital ..........................             --          (41,232)
                                                  ------------      -----------
   TOTAL DISTRIBUTIONS ........................       (328,978)        (146,710)
                                                  ------------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................     10,343,947       13,124,056
   In Lieu of Cash Distributions ..............        328,923          146,685
   Redeemed ...................................    (13,111,070)      (9,115,176)
                                                  ------------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...............     (2,438,200)       4,155,565
                                                  ------------      -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ..     (9,988,982)       2,130,785
                                                  ------------      -----------
NET ASSETS:
   Beginning of Year ..........................     57,086,894       54,956,109
                                                  ------------      -----------
   End of Year (including undistributed net
     investment income of $140 and $0,
     respectively) ............................   $ 47,097,912      $57,086,894
                                                  ============      ===========
SHARE TRANSACTIONS:
   Issued .....................................      1,089,925        1,080,479
   In Lieu of Cash Distributions ..............         32,514           13,079
   Redeemed ...................................     (1,230,216)        (776,120)
                                                  ------------      -----------
   NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING FROM SHARE TRANSACTIONS .......       (107,777)         317,438
                                                  ============      ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                               YEARS ENDED APRIL 30,
                               -----------------------------------------------------
                               2003(1)       2002       2001      2000         1999
                               -------      -------   -------    -------     -------
Net Asset Value,
   Beginning of Period ....... $ 12.29      $ 12.70   $ 14.34    $ 17.53     $ 15.96
                               -------      -------   -------    -------     -------
Income (Loss) From Investment
   Operations
   Net Investment Income .....    0.07         0.02      0.20       0.17        0.15
   Net Realized and
      Unrealized Gain (Loss) .   (1.91)       (0.40)    (0.49)     (2.02)       2.98
                               -------      -------   -------    -------     -------
   Total from Investment
      Operations .............   (1.84)       (0.38)    (0.29)     (1.85)       3.13
                               -------      -------   -------    -------     -------
Distributions
   Net Investment Income .....   (0.07)       (0.02)    (0.20)     (0.17)      (0.16)
   Net Realized Gain .........      --           --     (1.13)     (1.16)      (1.40)
   Return of Capital .........      --        (0.01)    (0.02)     (0.01)         --
                               -------      -------   -------    -------     -------
   Total Distributions .......   (0.07)       (0.03)    (1.35)     (1.34)      (1.56)
                               -------      -------   -------    -------     -------
Net Asset Value, End
 of Period ................... $ 10.38      $ 12.29   $ 12.70    $ 14.34     $ 17.53
                               =======      =======   =======    =======     =======
TOTAL RETURN@ ................  (14.93)%+     (2.94)%+  (2.05)%   (10.24)%+    21.68%+
                               =======      =======   =======    =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ............... $47,098      $57,087   $54,956    $64,842     $26,852
Ratio of Expenses to Average
   Net Assets ................    1.25%        1.25%     1.25%      1.19%       0.99%
Ratio of Expenses to Average
   Net Assets (without waivers)   1.46%        1.35%     1.25%      1.34%       1.64%
Ratio of Net Investment
   Income to Average Net Assets   0.71%        0.19%     1.44%      1.32%       0.97%
Portfolio Turnover Rate ......      30%          43%       95%        48%         39%

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
  @ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio, formerly Chicago Asset Management Value/Contrarian Portfolio, (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAMFunds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt securities with

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
     remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of April 30, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     OTHER -- Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The UAM Funds' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
The Trust has entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received $237 for the period ended April 30, 2003.

Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC"), whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account, annually. For the year ended April 30, 2003, the Portfolio paid PBHGSSC $1,488. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

4. ADMINISTRATIVE, SHAREHOLDER SERVICING, DISTRIBUTION AND
   TRANSFER AGENCY AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended April 30, 2003, the Administrator was paid 0.264% of the average daily net assets.

Prior to June 24, 2002 the UAM Funds and the Administrator were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio and an annual base fee of $54,500. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
April 1, 2001. Distributor, Inc. received no fees for its distribution services under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY SERVICES AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian') for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2003, the Portfolio made purchases of $13,608,619 and sales of $14,847,204 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
purposes of calculating net investment income (loss) per share in the financial highlights. There were no adjustments to the Portfolio for the year ended April 30, 2003.

The tax character of dividends and distributions paid during the last two years were as follows:
                            ORDINARY        RETURN OF
              YEAR           INCOME          CAPITAL           TOTAL
            --------       ----------     -------------     ----------
              2003          $328,978         $    --         $328,978
              2002           105,478          41,232          146,710

As of April 30, 2003, the components of Accumulated Losses were as follows:
Undistributed Ordinary Income                                   $        140
Capital Loss Carryforwards                                        (6,203,933)
Post-October Losses                                                 (583,834)
Unrealized Depreciation                                          (10,330,046)
                                                                ------------
Total Accumulated Losses                                        $(17,117,673)
                                                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2003 the Portfolio had capital loss carryforwards of $6,203,933 due to expire on April 30, 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through April 30, 2003 that, in accordance with Federal income tax regulations, a Portfolio may elect to defer and treat as having arisen in the following year.

During the year ended April 30, 2003, the Portfolio utilized $64,832 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

        FEDERAL         APPRECIATED          DEPRECIATED        NET UNREALIZED
       TAX COST         SECURITIES           SECURITIES          DEPRECIATION
      -----------       -----------         ------------        --------------
      $57,527,484       $2,724,497          $(13,054,543)        $(10,330,046)

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
8. LINE OF CREDIT:

The UAM Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period May 1, 2002 through June 23, 2002, the UAM Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

9. OTHER:

At April 30, 2003, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Chicago Asset Management Value Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chicago Asset Management Value Portfolio, formerly the Chicago Asset Management Value/Contrarian Portfolio, (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
June 6, 2003

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per-


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                     THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old
--------------------------------------------------------------------------------
ROBERTA. PATTERSON                    Trustee                    (Since 1993)
75 yrs. old


--------------------------------------------------------------------------------
EUGENEB. PETERS                       Trustee                    (Since 1993)
73 yrs. old


--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
September
72 yrs. old






--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                   NUMBER OF
                                                   PORTFOLIOS
                                                IN THE ADVISORS'
                                                INNER CIRCLE FUND
          PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                      MEMBER              HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------------------------------
   Vice Chairman of Ameritrust Texas                  44          Trustee of The Arbor Funds,
   1989-1992, and MTrust Corp.,                                   The MDL Funds, and The
   1985-1989.                                                     Expedition Funds.
--------------------------------------------------------------------------------------------------------
   Pennsylvania State University, Senior              44          Member and Treasurer, Board of
   Vice President, Treasurer (Emeritus);                          Trustees of Grove City College.
   Financial and Investment Consultant,                           Trustee of The Arbor Funds,
   Professor of Transportation since 1984.
--------------------------------------------------------------------------------------------------------
   Private investor from 1987 to present. Vice        44          Trustee of The Arbor Funds,
   President and Chief Financial officer, Western                 The MDL Funds, and The
   Company of North America (petroleum ser-                       Expedition Funds.
   vice company), 1980-1986.
--------------------------------------------------------------------------------------------------------
   Partner, Dechert Price & Rhoads,                   44          Trustee of The Arbor Funds,
   1987-December 1993.                                            The MDL Funds, The Expedition
                                                                  Funds, SEI Asset Allocation Trust,
                                                                  SEI Daily Income Trust, SEI Index
                                                                  Funds, SEI Institutional International
                                                                  Trust, SEI Institutional Investments
                                                                  Trust, SEI Institutional Managed
                                                                  Trust, SEI Insurance Products Trust,
                                                                  SEI Liquid Asset Trust and SEI Tax
                                                                  Exempt Trust.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                                 VALUE PORTFOLIO


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                     THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
60 yrs. old







--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
56 yrs. old                        of the Board
                                    of Trustees







--------------------------------------------------------------------------------
WILLIAM M. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. old








--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                  PORTFOLIOS
                                               IN THE ADVISORS'
                                               INNER CIRCLE FUND
                 PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
                  DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------------------------------
         Chief Executive Officer, Newfound             44        Trustee, Navigator Securities Lending
         Consultants Inc. since April 1997. General              Trust, since 1995. Trustee of The
         Partner, Teton Partners, L.P., June 1991-               Fulcrum Trust. Trustee of The Arbor
         December 1996; Chief Financial Officer,                 Funds, The MDL Funds, The
         Nobel Partners, L.P., March 1991-December               Expedition Funds, SEI Asset
         1996; Treasurer and Clerk, Peak Asset                   Allocation Trust, SEI Daily Income
         Management, Inc., since 1991.                           Income Trust, SEI Index Funds,
                                                                 SEI Institutional  International Trust,
                                                                 SEI Institutional Investments Trust,
                                                                 SEI Institutional  Managed Trust,
                                                                 SEI Insurance  Products  Trust,
                                                                 SEI Liquid Asset Trust and SEI Tax
                                                                 Exempt Trust.
--------------------------------------------------------------------------------------------------------
         Currently performs various services on        44        Trustee of The Arbor Funds, Bishop
         behalf of SEI Investments for which                     Street Funds, The Expedition Funds,
         Mr. Nesher is compensated.                              The MDL Funds, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust, SEI
                                                                 Index Funds, SEI Institutional
                                                                 International Trust, SEI Institutional
                                                                 Investments Trust, SEI Institutional
                                                                 Managed Trust, SEI Insurance
                                                                 Products Trust, SEI Liquid Asset
                                                                 Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------------
         Partner, Morgan, Lewis & Bockius LLP          44        Trustee of The Arbor Funds, The
         (law firm), counsel to the Trust,                       MDL Funds, The Expedition Funds,
         SEI Investments, the Administrator and                  SEI Asset Allocation Trust, SEI Daily
         the Distributor. Director of SEI                        Income Trust, SEI Index Funds, SEI
         Investments since 1974; Secretary of SEI                Institutional International Trust, SEI
         Investments since 1978.                                 Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Insurance Products Trust, SEI Liquid
                                                                 Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                       THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                       President                   (Since 2000)
38 yrs. old






--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                     Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
34 yrs. old                     and Secretary




--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Assistant          (Since 2001)
40 yrs. old                        Secretary




--------------------------------------------------------------------------------
TODD B. CIPPERMAN          Vice President and Assistant          (Since 1995)
37 yrs. old                        Secretary







--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                      PORTFOLIOS
                                                   IN THE ADVISORS'
                                                   INNER CIRCLE FUND
                   PRINCIPAL OCCUPATION(S)            OVERSEEN BY           OTHER DIRECTORSHIPS
                     DURING PAST 5 YEARS                OFFICER               HELD BY OFFICER
--------------------------------------------------------------------------------------------------------
         Vice President and Assistant Secretary           N/A                       N/A
         of SEI Investments since 1998; Vice
         President and Assistant Secretary of
         SEI Investments Global Funds Services
         and SEI Investments Distribution Co.
         since 1999; Associate, Paul, Weiss,
         Rifkind,  Wharton & Garrison (law firm),
         1998; Associate, Baker & McKenzie
         (law firm), from 1995-1998.
--------------------------------------------------------------------------------------------------------
         Director, SEI Funds Accounting since             N/A                       N/A
         November 1999; Audit Manager, Ernst
         & Young LLP from 1991-1999.
--------------------------------------------------------------------------------------------------------
         Vice President and Assistant Secretary of        N/A                       N/A
         SEI Investments Global Funds Services and
         SEI Investments Distribution Co. since 2000;
         Vice President, Merrill Lynch & Co. Asset
         Management Group from 1998 - 2000; Associate
         at Pepper Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------------------------------
         Vice President and Assistant Secretary of        N/A                       N/A
         SEI Investments Global Funds Services and
         SEI Investments Distribution Co. since
         January 2001; Shareholder/Partner,
         Buchanan Ingersoll Professional Corporation
         from 1992-2000.
--------------------------------------------------------------------------------------------------------
         Senior Vice President and General Counsel        N/A                       N/A
         of SEI Investments; Senior Vice President,
         General Counsel and Secretary of SEI
         Investments Global Funds Services and
         SEI Investments Distribution Co. since 2000;
         Vice President and Assistant Secretary of SEI
         Investments, SEI Global Funds Services and
         SEI Investments Distribution Co. from
         1999-2000.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                    POSITION(S)                    OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                      THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS                Vice President and               (Since 1998)
38 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Vice President                 (Since 2000)
35 yrs. old                   and Assistant Secretary


--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                     PORTFOLIOS
                                                   IN THE ADVISORS'
                                                  INNER CIRCLE FUND
             PRINCIPAL OCCUPATION(S)                 OVERSEEN BY          OTHER DIRECTORSHIPS
               DURING PAST 5 YEARS                     OFFICER              HELD BY OFFICER
----------------------------------------------------------------------------------------------------
     Vice President and Assistant Secretary              N/A                     N/A
     of SEI Investments, SEI Investments
     Global Funds Services and SEI Investments
     Distribution Co. since 1998; Assistant
     General Counsel and Director of Arbitration,
     Philadelphia Stock Exchange from 1989-1998.
----------------------------------------------------------------------------------------------------
     Vice President and Assistant Secretary of SEI       N/A                     N/A
     Investments Global Funds Services and SEI
     Investments Distribution Co. since 1999;
     Associate, Dechert (law firm) from 1997-1999.
----------------------------------------------------------------------------------------------------
     Vice President and Assistant Secretary of SEI       N/A                     N/A
     Investments Global Funds Services and SEI
     Investments Distribution Co. since 1999;
     Associate at White and Williams LLP
     from 1991-1999.
----------------------------------------------------------------------------------------------------
     Vice President and Assistant Secretary of SEI       N/A                     N/A
     Investments Global Funds Services and SEI
     Investments Distribution Co. since 2001;
     Associate at Howard Rice Nemorvoski
     Canady Falk & Rabkin from 1998-2001;
     Associate at Seward & Kissel from 1996-1998.
----------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUNDS                        CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the fiscal year ended April 30, 2003, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100.00% and the percentage of dividends paid by the Fund that qualify for the 15% preferential rate is 75.95%.

                                      NOTES

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

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------



                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-39-CAMCO


                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CAM-AR-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.